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Baron Durable Advantage Fund
Baron Durable Advantage Fund
Investment Goal
The investment goal of the Baron Durable Advantage Fund (the “Fund”) is capital appreciation through investments primarily in securities of large-sized companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Durable Advantage Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses [1]	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses After Expense Reimbursements [1]
Retail Shares	0.65%	0.25%	5.32%	6.22%	(5.27%)	0.95%
Institutional Shares	0.65%	none	4.26%	4.91%	(4.21%)	0.70%
R6 Shares	0.65%	none	4.00%	4.65%	(3.95%)	0.70%
[1]	BAMCO (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2030, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 0.95% of average daily net assets of Retail Shares, 0.70% of average daily net assets of Institutional Shares and 0.70% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron Durable Advantage Fund - USD ($)	1	3	5	10
Retail Shares	97	303	525	1,166
Institutional Shares	72	224	390	871
R6 Shares	72	224	390	871

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 13.23% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. large-sized companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.
Principal Risks of Investing in the Fund
General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Large-Cap Companies. Because the Fund invests primarily in large-cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Total Return (%) for the year ended December 31 (Retail Shares)

Best Quarter:	03/31/19: 14.75%
Worst Quarter:	12/31/18: (13.85)%

Average Annual Total Returns (for periods ended 12/31/19)
The following table shows the Fund’s Retail Shares’ annual return (before and after taxes) and the change in value of broad-based market indexes for the year ended December 31, 2019. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns - Baron Durable Advantage Fund	1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares	40.78%			14.13%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions	40.78%			14.08%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions and sale of Fund shares	24.14%			10.92%	Dec. 29, 2017
Institutional Shares	41.13%			14.39%	Dec. 29, 2017
R6 Shares	41.13%			14.39%	Dec. 29, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%			12.13%

The S&P 500 Index is an unmanaged index of larger-cap companies.